NON-CONTROLLING INTERESTS (Details) shares in Millions	1 Months Ended
	Jul. 31, 2015 USD ($) shares	Jul. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
NON-CONTROLLING INTERESTS
Non-controlling interests			$ 2,953,811,209	¥ 19,134,198,247	¥ 848,548,293
Qunar
NON-CONTROLLING INTERESTS
Non-controlling interests				17,855,897,129
An offline travel agency
NON-CONTROLLING INTERESTS
Non-controlling interests				455,614,677	367,705,496
Travelfusion
NON-CONTROLLING INTERESTS
Non-controlling interests				289,875,458
An online trip package service provider
NON-CONTROLLING INTERESTS
Non-controlling interests				134,586,452	136,890,011
A technology company focusing on hotel customer reviews
NON-CONTROLLING INTERESTS
Non-controlling interests				262,762,132	125,442,240
ezTravel
NON-CONTROLLING INTERESTS
Non-controlling interests				23,707,599	22,769,589
Tujia
NON-CONTROLLING INTERESTS
Non-controlling interests					130,343,575
Tujia | Series D+ redeemable convertible preferred shares
NON-CONTROLLING INTERESTS
Shares issued | shares	23	23
Consideration received from redeemable convertible preferred shares issued	$ 99,000,000	¥ 629,000,000
Others
NON-CONTROLLING INTERESTS
Non-controlling interests				¥ 111,754,800	¥ 65,397,382